Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					$ 59,084	$ 32,516
Accumulated Amortization					(25,145)	(15,640)
Net	$ 542,095		$ 542,095		33,939	16,876
Amortization expense	16,372	$ 2,125	$ 19,632	$ 4,223	9,505	6,314	$ 4,367
User relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period			5 years
Gross Carrying Amount					3,328	3,328
Accumulated Amortization					$ (3,328)	(3,013)
Net	93,813		$ 93,813			315
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period					3 years
Gross Carrying Amount					$ 43,753	28,937
Accumulated Amortization					(21,188)	(12,572)
Net	$ 28,690		$ 28,690		22,565	16,365
State licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					12,003	251
Accumulated Amortization					(629)	(55)
Net					$ 11,374	$ 196
Weighted Average | User relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period					2 years 4 months 6 days	6 months
Weighted Average | Internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period						2 years 5 months 12 days
Weighted Average | State licenses
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period					4 years 10 months 10 days	9 months